Intangible assets - Changes in DAC and other intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movements in deferred acquisition costs
At beginning of year	£ 11,011
At end of year	11,923	£ 11,011
Shareholder-backed
Movements in deferred acquisition costs
At beginning of year	10,866	10,755
Additions	1,248	1,240
Amortisation to the income statement	(1,142)	(254)
Disposals and transfers	(14)
Exchange differences and other movements	580	(799)
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	246	(76)
At end of year	11,784	10,866
PVIF and other intangibles
Additions	230	229
Amortisation	183	165
Intangible assets	1,689	1,633	£ 1,577
Shareholder-backed | Amortisation to income statement, Adjusted IFRS operating profit based on longer-term investment returns
Movements in deferred acquisition costs
Amortisation to the income statement	(1,024)	(709)
Shareholder-backed | Amortisation to the income statement, Non-operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(118)	455
Shareholder-backed | PVIF and other intangibles
Movements in deferred acquisition costs
At beginning of year	1,633
Additions	230
Amortisation to the income statement	(183)
Disposals and transfers	(14)
Exchange differences and other movements	23
At end of year	1,689	1,633
Shareholder-backed | PVIF and other intangibles | Amortisation to income statement, Adjusted IFRS operating profit based on longer-term investment returns
Movements in deferred acquisition costs
Amortisation to the income statement	(179)
Shareholder-backed | PVIF and other intangibles | Amortisation to the income statement, Non-operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(4)
Shareholder-backed | Software
PVIF and other intangibles
Additions	34
Amortisation	32
Foreign exchange losses	7
Intangible assets	62
Shareholder-backed | Asia insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	946
Additions	419
Amortisation to the income statement	(148)
Exchange differences and other movements	47
At end of year	1,264	£ 946
Shareholder-backed | Asia insurance operations | Deferred acquisition costs | Amortisation to income statement, Adjusted IFRS operating profit based on longer-term investment returns
Movements in deferred acquisition costs
Amortisation to the income statement	£ (148)
Shareholder-backed | Jackson (US insurance operations)
Movements in deferred acquisition costs
Assumption for long-term investment returns (as a percent)	7.40%	7.40%
Shareholder-backed | Jackson (US insurance operations) | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	£ 8,197
Additions	569
Amortisation to the income statement	(797)
Exchange differences and other movements	512
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	246
At end of year	8,727	£ 8,197
Shareholder-backed | Jackson (US insurance operations) | Deferred acquisition costs | Amortisation to income statement, Adjusted IFRS operating profit based on longer-term investment returns
Movements in deferred acquisition costs
Amortisation to the income statement	(683)
Shareholder-backed | Jackson (US insurance operations) | Deferred acquisition costs | Amortisation to the income statement, Non-operating profit
Movements in deferred acquisition costs
Amortisation to the income statement	(114)
Shareholder-backed | General insurance commission (UK and Europe insurance operations) | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	84
Additions	15
Amortisation to the income statement	(11)
Exchange differences and other movements	(2)
At end of year	86	84
Shareholder-backed | General insurance commission (UK and Europe insurance operations) | Deferred acquisition costs | Amortisation to income statement, Adjusted IFRS operating profit based on longer-term investment returns
Movements in deferred acquisition costs
Amortisation to the income statement	(11)
Shareholder-backed | Asset management operations | Deferred acquisition costs
Movements in deferred acquisition costs
At beginning of year	6
Additions	15
Amortisation to the income statement	(3)
At end of year	18	£ 6
Shareholder-backed | Asset management operations | Deferred acquisition costs | Amortisation to income statement, Adjusted IFRS operating profit based on longer-term investment returns
Movements in deferred acquisition costs
Amortisation to the income statement	£ (3)